INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS -- 63.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $ 2,150      $  2,155,491
Albertson's, Inc., MTN, 6.56%, 7/26/27             50            47,689
Allegiance Corp., 7.00%, 10/15/26                 200           200,866
Ameritech Capital Funding,
5.95%, 1/15/38                                    100            97,778
Associates Corp., N.A., 5.96%, 5/15/37             30            30,024
BellSouth Capital Funding,
6.04%, 11/15/26                                 1,595         1,597,759
Beneficial Corp., 8.40%, 5/15/08                  330           353,994
BHP Finance, 6.42%, 3/1/26                        130           129,826
Coca-Cola Enterprise, 7.00%, 10/1/26              145           150,082
Commercial Credit Corp., 6.625%, 6/1/15         1,000         1,008,620
Commercial Credit Corp., 7.875%, 2/1/25         2,000         2,150,280
Commercial Credit Corp., 8.70%, 6/15/10           100           111,867
Eaton Corp., 6.50%, 6/1/25                        400           391,224
Eaton Corp., 8.875%, 6/15/19                    1,325         1,465,185
First Union Corp., 6.824%, 8/1/26                  25            24,814
First Union National Bank of Florida,
6.18%, 2/15/36                                    150           144,691
General Motors Accept Corp.,
8.875%, 6/1/10                                  2,150         2,367,795
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                  3,090         3,222,746
Harris Corp., 6.65%, 8/1/06                     3,500         3,495,450
Hertz Corp., 6.30%, 11/15/06                      125           124,038
IBM Corp., 6.22%, 8/1/27                           65            64,580
Ingersoll-Rand, 6.391%, 11/15/27                   50            49,417
Ingersoll-Rand, MTN, 6.015%, 2/15/28               25            24,995
Inter-American Development Bank,
6.95%, 8/1/26                                     220           231,684
Inter-American Development Bank,
8.40%, 9/1/09                                   3,690         4,279,773
ITT Corp., 8.55%, 6/15/09                         450           470,884
Johnson Controls, 7.70%, 3/1/15                 3,000         3,119,220
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37          5,000         4,936,250
MCI Communications Corp.,
7.125%, 6/15/27                                    25            24,995
Mead Corp., 6.84%, 3/1/37                       2,000         1,963,260
Merck & Co., Inc., MTN, 5.76%, 5/3/37             160           160,520
Motorola, Inc., 6.50%, 9/1/25                   3,000         2,961,540
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Motorola, Inc., 8.40%, 8/15/31                $    50      $     53,396
National Fuel Gas Co., MTN,
6.214%, 8/12/27                                 1,710         1,714,378
NBD Bank N.A., 8.25%, 11/1/24                     185           198,499
Oklahoma Gas & Electric, 6.50%, 7/15/17            50            50,319
Potomac Electric Power, 6.25%, 10/15/07            35            34,879
Procter and Gamble Co., 8.00%, 9/1/24           3,000         3,434,910
Regions Financial Corp., 7.75%, 9/15/24         1,000         1,025,750
State Street Bank, 7.35%, 6/15/26               2,450         2,538,910
Tennessee Valley Authority,
5.88%, 4/1/36                                   3,350         3,378,475
Tennessee Valley Authority,
6.235%, 7/15/45                                 1,700         1,711,713
Times Mirror Co., 6.61%, 9/15/27                3,250         3,241,810
Transcontinental Gas Pipeline Corp.,
7.08%, 7/15/26                                  2,600         2,612,870
Tribune Co., MTN, 6.25%, 11/10/26               1,000         1,012,800
TRW, Inc., MTN, 9.35%, 6/4/20                   1,395         1,350,779
Washington Gas Light Co., MTN,
6.62%, 10/23/26                                   200           200,372
Washington Gas Light Co., MTN,
7.50%, 4/1/30                                   2,000         2,085,800
Willamette Industries, 7.35%, 7/1/26            4,075         4,085,654
Xerox Corp., MTN, 5.875%, 6/15/37               2,950         2,478,000
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $69,814,260)                          $ 68,766,651
-----------------------------------------------------------------------

MORTGAGE PAY-THROUGHS -- 1.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FHLMC, PAC CMO, Series 1627-PZ,
5.60%, 8/15/17                                $   330      $    329,549
FHLMC, PAC CMO, Series 41-F,
10.00%, 5/15/20                                   628           665,755
FNMA, PAC CMO, Series 1990 24-E,
9.00%, 3/25/20                                    244           247,072
FNMA, PAC CMO, Series 1992 64-H,
7.50%, 9/25/06                                    846           847,756
-----------------------------------------------------------------------
Total Mortgage Pay-Throughs
   (identified cost, $2,040,705)                           $  2,090,132
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

U.S. TREASURY OBLIGATIONS -- 28.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $ 1,000      $  1,206,470
U.S. Treasury Bond, 7.50%, 11/15/16             7,500         9,044,475
U.S. Treasury Bond, 10.75%, 8/15/05            10,000        12,272,600
U.S. Treasury Note, 5.25%, 5/31/01              7,000         6,984,670
U.S. Treasury Note, 6.50%, 8/31/01              1,000         1,004,910
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $29,603,452)                          $ 30,513,125
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 4.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp.,
6.48%, 1/2/01                                 $ 4,854      $  4,853,126
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $4,853,126)                         $  4,853,126
-----------------------------------------------------------------------
Total Investments -- 98.2%
   (identified cost $106,311,543)                          $106,223,034
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                     $  1,901,096
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $108,124,130
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $106,311,543)        $106,223,034
Cash                                             3,633
Interest receivable                          1,919,901
------------------------------------------------------
TOTAL ASSETS                              $108,146,568
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      2,060
Accrued expenses                                20,378
------------------------------------------------------
TOTAL LIABILITIES                         $     22,438
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $108,124,130
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $108,212,639
Net unrealized depreciation (computed on
   the basis of identified cost)               (88,509)
------------------------------------------------------
TOTAL                                     $108,124,130
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2000(1)
Investment Income
-----------------------------------------------------
Interest                                  $ 6,070,279
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 6,070,279
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   534,838
Trustees' fees and expenses                     6,612
Custodian fee                                  53,445
Legal and accounting services                  38,228
Miscellaneous                                   1,398
-----------------------------------------------------
TOTAL EXPENSES                            $   634,521
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 5,435,758
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,884,764)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,884,764)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 4,950,204
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 4,950,204
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 3,065,440
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 8,501,198
-----------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2000(1)
--------------------------------------------------------------
From operations --
   Net investment income                  $          5,435,758
   Net realized loss                                (1,884,764)
   Net change in unrealized
      appreciation (depreciation)                    4,950,204
--------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $          8,501,198
--------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Balanced Fund                       $        112,515,428
   Contributions                                     9,048,328
   Withdrawals                                     (22,040,834)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $         99,522,922
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        108,024,120
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,010
--------------------------------------------------------------
AT END OF PERIOD                          $        108,124,130
--------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED DECEMBER 31,
                                  -------------------------
                                           2000(1)
-----------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.74%(2)
   Net investment income                      6.34%(2)
Portfolio Turnover                              47%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $108,124
-----------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000 to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing market premium on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize market premium on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding increase in net unrealized appreciation, based on securities held as of December 31, 2000.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $439 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the period ended December 31, 2000 the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $534,838. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $23,994,662 and $18,935,485, respectively. Purchases and sales of U.S. Government agency securities aggregated $22,733,828 and $40,465,112, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $106,311,543
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,724,109
    Gross unrealized depreciation               (1,812,618)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (88,509)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended
   December 31, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed to the Portfolio net assets of $112,515,428, in exchange for an interest therein, including $5,038,713 of net unrealized depreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INVESTMENT GRADE INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Grade Income Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the period March 7, 2000, (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

INVESTMENT GRADE INCOME PORTFOLIO
CAPITAL GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager of
Capital Growth
Portfolio

Michael B. Terry
Vice President and
Portfolio Manager of
Investment Grade
Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant